Changes in Accumulated Other Comprehensive Income After Tax (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	₨ (11,590.4)		₨ 485.4
Net unrealized gain/(loss) arising during the period	22,281.8		(12,056.3)
Amounts reclassified to income	135.0		(19.5)
Ending Balance	10,826.4	$ 173.8	(11,590.4)
Accumulated Net Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(12,064.9)		222.4
Net unrealized gain/(loss) arising during the period	22,188.9		(12,267.8)
Amounts reclassified to income	135.0		(19.5)
Ending Balance	10,259.0	164.6	(12,064.9)
Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	474.5		263.0
Net unrealized gain/(loss) arising during the period	92.9		211.5
Amounts reclassified to income	0.0		0.0
Ending Balance	₨ 567.4	$ 9.2	₨ 474.5